Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000228717
Shareholder Report [Line Items]
Fund Name	Holbrook Income Fund
Class Name	Class A
Trading Symbol	HOBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Holbrook Income Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.
Additional Information Phone Number	1-877-345-8646
Additional Information Website	https://www.holbrookfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%	[1]
AssetsNet	$ 2,986,857,541
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 10,319,954
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,986,857,541 Number of Portfolio Holdings294 Advisory Fee (net of waivers)$10,319,954 Portfolio Turnover29%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	32.6%
Common Stocks	0.2%
Corporate Bonds	48.0%
Money Market Funds	3.4%
Open End Funds	0.2%
Preferred Stocks	1.8%
Term Loans	0.7%
U.S. Government & Agencies	13.1%
Warrant	0.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
ABS	0.1%
Fixed Income	0.2%
Insurance	0.2%
CMO	0.2%
Technology	0.7%
Consumer Staples	0.8%
Consumer Discretionary	0.9%
Real Estate	0.9%
Materials	1.0%
Energy	1.6%
Money Market Funds	3.4%
Industrials	4.3%
CMBS	5.4%
U.S. Treasury Obligations	13.0%
CLO	26.6%
Financials	40.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Inflation Indexed Bonds, 0.125%, 04/15/26	3.3%
United States Treasury Inflation Indexed Bonds, 0.125%, 01/15/30	3.2%
United States Treasury Inflation Indexed Bonds, 0.625%, 01/15/26	3.2%
United States Treasury Inflation Indexed Bonds, 1.625%, 04/15/30	2.9%
B Riley Financial, Inc., 8.000%, 01/01/28	2.9%
Babcock & Wilcox Enterprises, Inc., 8.750%, 06/30/30	2.6%
American Coastal Insurance Corporation, 7.250%, 12/15/27	2.1%
Kuvare US Holdings, Inc., 7.000%, 02/17/51	2.0%
NexBank Capital, Inc., 9.185%, 07/01/72	1.9%
ReadyCap Holdings, LLC, 9.375%, 03/01/28	1.8%

Updated Prospectus Web Address	https://www.holbrookfunds.com/resources
C000170313
Shareholder Report [Line Items]
Fund Name	Holbrook Income Fund
Class Name	Class I
Trading Symbol	HOBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Holbrook Income Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.
Additional Information Phone Number	1-877-345-8646
Additional Information Website	https://www.holbrookfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[2]
AssetsNet	$ 2,986,857,541
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 10,319,954
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,986,857,541 Number of Portfolio Holdings294 Advisory Fee (net of waivers)$10,319,954 Portfolio Turnover29%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	32.6%
Common Stocks	0.2%
Corporate Bonds	48.0%
Money Market Funds	3.4%
Open End Funds	0.2%
Preferred Stocks	1.8%
Term Loans	0.7%
U.S. Government & Agencies	13.1%
Warrant	0.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
ABS	0.1%
Fixed Income	0.2%
Insurance	0.2%
CMO	0.2%
Technology	0.7%
Consumer Staples	0.8%
Consumer Discretionary	0.9%
Real Estate	0.9%
Materials	1.0%
Energy	1.6%
Money Market Funds	3.4%
Industrials	4.3%
CMBS	5.4%
U.S. Treasury Obligations	13.0%
CLO	26.6%
Financials	40.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Inflation Indexed Bonds, 0.125%, 04/15/26	3.3%
United States Treasury Inflation Indexed Bonds, 0.125%, 01/15/30	3.2%
United States Treasury Inflation Indexed Bonds, 0.625%, 01/15/26	3.2%
United States Treasury Inflation Indexed Bonds, 1.625%, 04/15/30	2.9%
B Riley Financial, Inc., 8.000%, 01/01/28	2.9%
Babcock & Wilcox Enterprises, Inc., 8.750%, 06/30/30	2.6%
American Coastal Insurance Corporation, 7.250%, 12/15/27	2.1%
Kuvare US Holdings, Inc., 7.000%, 02/17/51	2.0%
NexBank Capital, Inc., 9.185%, 07/01/72	1.9%
ReadyCap Holdings, LLC, 9.375%, 03/01/28	1.8%

Updated Prospectus Web Address	https://www.holbrookfunds.com/resources
C000170314
Shareholder Report [Line Items]
Fund Name	Holbrook Income Fund
Class Name	Investor Class
Trading Symbol	HOBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Holbrook Income Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.
Additional Information Phone Number	1-877-345-8646
Additional Information Website	https://www.holbrookfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$77	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.50%	[3]
AssetsNet	$ 2,986,857,541
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 10,319,954
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,986,857,541 Number of Portfolio Holdings294 Advisory Fee (net of waivers)$10,319,954 Portfolio Turnover29%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	32.6%
Common Stocks	0.2%
Corporate Bonds	48.0%
Money Market Funds	3.4%
Open End Funds	0.2%
Preferred Stocks	1.8%
Term Loans	0.7%
U.S. Government & Agencies	13.1%
Warrant	0.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
ABS	0.1%
Fixed Income	0.2%
Insurance	0.2%
CMO	0.2%
Technology	0.7%
Consumer Staples	0.8%
Consumer Discretionary	0.9%
Real Estate	0.9%
Materials	1.0%
Energy	1.6%
Money Market Funds	3.4%
Industrials	4.3%
CMBS	5.4%
U.S. Treasury Obligations	13.0%
CLO	26.6%
Financials	40.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Inflation Indexed Bonds, 0.125%, 04/15/26	3.3%
United States Treasury Inflation Indexed Bonds, 0.125%, 01/15/30	3.2%
United States Treasury Inflation Indexed Bonds, 0.625%, 01/15/26	3.2%
United States Treasury Inflation Indexed Bonds, 1.625%, 04/15/30	2.9%
B Riley Financial, Inc., 8.000%, 01/01/28	2.9%
Babcock & Wilcox Enterprises, Inc., 8.750%, 06/30/30	2.6%
American Coastal Insurance Corporation, 7.250%, 12/15/27	2.1%
Kuvare US Holdings, Inc., 7.000%, 02/17/51	2.0%
NexBank Capital, Inc., 9.185%, 07/01/72	1.9%
ReadyCap Holdings, LLC, 9.375%, 03/01/28	1.8%

Updated Prospectus Web Address	https://www.holbrookfunds.com/resources
C000234271
Shareholder Report [Line Items]
Fund Name	Holbrook Structured Income Fund
Class Name	Class A
Trading Symbol	HOSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Holbrook Structured Income Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.
Additional Information Phone Number	1-877-345-8646
Additional Information Website	https://www.holbrookfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	1.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.53%	[4]
AssetsNet	$ 510,810,355
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 2,503,519
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$510,810,355 Number of Portfolio Holdings125 Advisory Fee (net of waivers)$2,503,519 Portfolio Turnover31%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	94.2%
Corporate Bonds	0.7%
Money Market Funds	2.3%
Open End Funds	1.9%
U.S. Government & Agencies	0.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Financials	0.7%
U.S. Government & Agencies	0.9%
ABS	1.0%
Fixed Income	2.0%
Money Market Funds	2.3%
CMO	5.4%
CMBS	31.3%
CLO	57.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BXHPP Trust, 4.796%, 08/15/36	4.6%
Sound Point Clo XVI Ltd., 7.720%, 07/25/30	4.4%
Halcyon Loan Advisors Funding Ltd., 7.519%, 01/22/31	3.5%
THL Credit Wind River CLO Ltd., 7.146%, 10/20/30	3.1%
Catamaran CLO Ltd., 7.549%, 04/22/30	3.0%
BAHA Trust, 8.907%, 12/10/41	3.0%
Trinitas Clo IX Ltd., 7.596%, 01/20/32	2.4%
Carlyle Global Market Strategies CLO Ltd., 7.096%, 07/20/31	2.4%
Atlas Senior Loan Fund XIII, 8.229%, 04/22/31	2.2%
Capital Funding Mortgage Trust, 17.550%, 02/10/28	2.2%

Updated Prospectus Web Address	https://www.holbrookfunds.com/resources
C000234272
Shareholder Report [Line Items]
Fund Name	Holbrook Structured Income Fund
Class Name	Class I
Trading Symbol	HOSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Holbrook Structured Income Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.
Additional Information Phone Number	1-877-345-8646
Additional Information Website	https://www.holbrookfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.28%	[5]
AssetsNet	$ 510,810,355
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 2,503,519
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$510,810,355 Number of Portfolio Holdings125 Advisory Fee (net of waivers)$2,503,519 Portfolio Turnover31%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	94.2%
Corporate Bonds	0.7%
Money Market Funds	2.3%
Open End Funds	1.9%
U.S. Government & Agencies	0.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Financials	0.7%
U.S. Government & Agencies	0.9%
ABS	1.0%
Fixed Income	2.0%
Money Market Funds	2.3%
CMO	5.4%
CMBS	31.3%
CLO	57.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BXHPP Trust, 4.796%, 08/15/36	4.6%
Sound Point Clo XVI Ltd., 7.720%, 07/25/30	4.4%
Halcyon Loan Advisors Funding Ltd., 7.519%, 01/22/31	3.5%
THL Credit Wind River CLO Ltd., 7.146%, 10/20/30	3.1%
Catamaran CLO Ltd., 7.549%, 04/22/30	3.0%
BAHA Trust, 8.907%, 12/10/41	3.0%
Trinitas Clo IX Ltd., 7.596%, 01/20/32	2.4%
Carlyle Global Market Strategies CLO Ltd., 7.096%, 07/20/31	2.4%
Atlas Senior Loan Fund XIII, 8.229%, 04/22/31	2.2%
Capital Funding Mortgage Trust, 17.550%, 02/10/28	2.2%

Updated Prospectus Web Address	https://www.holbrookfunds.com/resources
C000234270
Shareholder Report [Line Items]
Fund Name	Holbrook Structured Income Fund
Class Name	Investor Class
Trading Symbol	HOSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Holbrook Structured Income Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.
Additional Information Phone Number	1-877-345-8646
Additional Information Website	https://www.holbrookfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$91	1.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.78%	[6]
AssetsNet	$ 510,810,355
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 2,503,519
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$510,810,355 Number of Portfolio Holdings125 Advisory Fee (net of waivers)$2,503,519 Portfolio Turnover31%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	94.2%
Corporate Bonds	0.7%
Money Market Funds	2.3%
Open End Funds	1.9%
U.S. Government & Agencies	0.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Financials	0.7%
U.S. Government & Agencies	0.9%
ABS	1.0%
Fixed Income	2.0%
Money Market Funds	2.3%
CMO	5.4%
CMBS	31.3%
CLO	57.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BXHPP Trust, 4.796%, 08/15/36	4.6%
Sound Point Clo XVI Ltd., 7.720%, 07/25/30	4.4%
Halcyon Loan Advisors Funding Ltd., 7.519%, 01/22/31	3.5%
THL Credit Wind River CLO Ltd., 7.146%, 10/20/30	3.1%
Catamaran CLO Ltd., 7.549%, 04/22/30	3.0%
BAHA Trust, 8.907%, 12/10/41	3.0%
Trinitas Clo IX Ltd., 7.596%, 01/20/32	2.4%
Carlyle Global Market Strategies CLO Ltd., 7.096%, 07/20/31	2.4%
Atlas Senior Loan Fund XIII, 8.229%, 04/22/31	2.2%
Capital Funding Mortgage Trust, 17.550%, 02/10/28	2.2%

Updated Prospectus Web Address	https://www.holbrookfunds.com/resources
C000259796
Shareholder Report [Line Items]
Fund Name	Holbrook Total Return Fund
Class Name	Class A
Trading Symbol	HOTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Holbrook Total Return Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.
Additional Information Phone Number	1-877-345-8646
Additional Information Website	https://www.holbrookfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.40%	[7]
AssetsNet	$ 16,058,897
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$16,058,897 Number of Portfolio Holdings61 Advisory Fee (net of waivers)$0 Portfolio Turnover9%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	36.2%
Corporate Bonds	44.2%
Money Market Funds	2.0%
Non U.S. Government & Agencies	0.1%
Preferred Stocks	5.7%
U.S. Government & Agencies	11.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Supranational	0.1%
Communications	1.9%
Money Market Funds	2.0%
Energy	2.9%
U.S. Government & Agencies	3.3%
U.S. Treasury Obligations	8.4%
CMO	14.7%
CMBS	21.5%
Financials	45.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Inflation Indexed Bonds, 0.750%, 02/15/42	5.0%
X-Caliber Funding, LLC, 25.000%, 03/31/26	4.4%
BAHA Trust, 8.907%, 12/10/41	3.9%
United States Treasury Inflation Indexed Bonds, 2.125%, 02/15/54	3.4%
Morgan Stanley Capital I, Inc., 8.542%, 05/05/29	3.3%
Morgan Stanley Capital I, Inc., 8.752%, 05/05/29	3.2%
Great Elm Capital Corporation	3.2%
GSMS Trust, 7.949%, 07/15/29	3.2%
Stellus Capital Investment Corporation, 7.250%, 04/01/30	3.2%
ReadyCap Holdings, LLC, 9.375%, 03/01/28	3.2%

Updated Prospectus Web Address	https://www.holbrookfunds.com/resources
C000259794
Shareholder Report [Line Items]
Fund Name	Holbrook Total Return Fund
Class Name	Class I
Trading Symbol	HOTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Holbrook Total Return Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.
Additional Information Phone Number	1-877-345-8646
Additional Information Website	https://www.holbrookfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%	[8]
AssetsNet	$ 16,058,897
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$16,058,897 Number of Portfolio Holdings61 Advisory Fee (net of waivers)$0 Portfolio Turnover9%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	36.2%
Corporate Bonds	44.2%
Money Market Funds	2.0%
Non U.S. Government & Agencies	0.1%
Preferred Stocks	5.7%
U.S. Government & Agencies	11.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Supranational	0.1%
Communications	1.9%
Money Market Funds	2.0%
Energy	2.9%
U.S. Government & Agencies	3.3%
U.S. Treasury Obligations	8.4%
CMO	14.7%
CMBS	21.5%
Financials	45.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Inflation Indexed Bonds, 0.750%, 02/15/42	5.0%
X-Caliber Funding, LLC, 25.000%, 03/31/26	4.4%
BAHA Trust, 8.907%, 12/10/41	3.9%
United States Treasury Inflation Indexed Bonds, 2.125%, 02/15/54	3.4%
Morgan Stanley Capital I, Inc., 8.542%, 05/05/29	3.3%
Morgan Stanley Capital I, Inc., 8.752%, 05/05/29	3.2%
Great Elm Capital Corporation	3.2%
GSMS Trust, 7.949%, 07/15/29	3.2%
Stellus Capital Investment Corporation, 7.250%, 04/01/30	3.2%
ReadyCap Holdings, LLC, 9.375%, 03/01/28	3.2%

Updated Prospectus Web Address	https://www.holbrookfunds.com/resources

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized